SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Group's chief operating decision maker (“CODM”) has been identified as Chairman of the Board and Chief Executive Officer who review financial information of the operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group.

To optimize the management of operations, the Company's CODM categorizes consumer mobile security, mobile games, advertising, live mobile social video platform and other services into Consumer segment and reviews the operating performance at net income (loss) level. Enterprise mobility, which mainly includes hardware sales and technology and software development, constitutes of Enterprise segment by itself. Its operating performance is also reviewed by the Company's CODM on net income (loss) level.

The following table presents summary information by segments:

For the year ended December 31, 2015
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	139,588	—	139,588
Advertising services	71,721	—	71,721
Enterprise mobility	—	27,416	27,416
Other services	5,352	—	5,352
Product revenues
Enterprise mobility	—	162,614	162,614

Total Net Revenues	216,661	190,030	406,691

Cost of revenues	(147,544)	(171,808)	(319,352)

Gross profit	69,117	18,222	87,339

Operating expenses
Sales and marketing expenses	(19,698)	(7,054)	(26,752)
General and administrative expenses	(60,843)	(4,615)	(65,458)
Research and development expenses	(16,031)	(12,989)	(29,020)

Total operating expenses	(96,572)	(24,658)	(121,230)

Loss from operations	(27,455)	(6,436)	(33,891)

Interest expense	(4,001)	(661)	(4,662)
Realized gain on disposal of a subsidiary	56,211	—	56,211
Realized gain on available-for-sale investments	1,435	—	1,435
Impairment loss	(12,913)	(2,539)	(15,452)
Foreign currency exchange loss	(1,693)	—	(1,693)
Other income, net	3,776	3,002	6,778

Profit/(loss) before income taxes	15,360	(6,634)	8,726

Income tax expense	(9,072)	(171)	(9,243)

Net income/(loss)	6,288	(6,805)	(517)

For the year ended December 31, 2014
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	106,103	—	106,103
Advertising services	72,903	—	72,903
Enterprise mobility	—	16,035	16,035
Other services	4,641	—	4,641
Product revenues
Enterprise mobility	—	132,642	132,642

Total Net Revenues	183,647	148,677	332,324

Cost of revenues	(92,172)	(134,479)	(226,651)

Gross profit	91,475	14,198	105,673

Operating expenses
Sales and marketing expenses	(25,307)	(4,655)	(29,962)
General and administrative expenses	(126,491)	(4,510)	(131,001)
Research and development expenses	(17,905)	(7,760)	(25,665)

Total operating expenses	(169,703)	(16,925)	(186,628)

Loss from operations	(78,228)	(2,727)	(80,955)

Interest (expense)/income	(5,382)	22	(5,360)
Realized gain on available-for-sale investments	65	—	65
Investment impairment	(5,967)	—	(5,967)
Foreign currency exchange loss	(391)	—	(391)
Other income/(expense), net	18,389	1,125	19,514

Loss before income taxes	(71,514)	(1,580)	(73,094)

Income tax (expense)/benefit	(5,766)	248	(5,518)

Net loss	(77,280)	(1,332)	(78,612)

For the year ended December 31, 2013
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Net Revenues
Service revenues
Mobile value added services	103,519	—	103,519
Advertising services	36,623	—	36,623
Enterprise mobility	—	14,174	14,174
Other services	3,559	—	3,559
Product revenues
Enterprise mobility	—	38,827	38,827

Total Net Revenues	143,701	53,001	196,702

Cost of revenues	(41,430)	(39,498)	(80,928)

Gross profit	102,271	13,503	115,774

Operating expenses
Sales and marketing expenses	(23,143)	(2,667)	(25,810)
General and administrative expenses	(74,966)	(2,060)	(77,026)
Research and development expenses	(15,063)	(2,374)	(17,437)

Total operating expenses	(113,172)	(7,101)	(120,273)

(Loss)/income from operations	(10,901)	6,402	(4,499)

Interest income/(expense),net	393	18	411
Realized gain on available-for-sale investments	5	—	5
Foreign currency exchange gain	1,784	—	1,784
Other income/(expense), net	2,073	10	2,083

(Loss)/income before income taxes	(6,646)	6,430	(216)

Income tax expense	(555)	(562)	(1,117)

Net (loss)/income	(7,201)	5,868	(1,333)

The major assets by segments are as follows:

As of December 31, 2015
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	115,296	3,276	118,572
Term deposit	134,055	—	134,055
Restricted cash	—	1,640	1,640
Accounts and notes receivable, net	79,282	8,235	87,517
Fixed assets, net	4,719	589	5,308
Intangible assets, net	26,196	3,322	29,518
Goodwill	304,081	15,199	319,280
Total assets	776,215	25,927	802,142

As of December 31, 2014
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	151,621	1,363	152,984
Term deposit	116,284	—	116,284
Restricted cash	—	3,767	3,767
Accounts receivable, net	62,340	26,351	88,691
Fixed assets, net	5,008	976	5,984
Intangible assets, net	28,416	5,474	33,890
Goodwill	300,669	19,755	320,424
Total assets	769,595	64,213	833,808

As of December 31, 2013
	Consumer	Enterprise	Consolidated
	US$	US$	US$
Cash and cash equivalents	177,492	2,226	179,718
Term deposit	103,331	—	103,331
Accounts receivable, net	71,449	10,409	81,908
Fixed assets, net	2,604	1,011	3,615
Intangible assets, net	12,364	6,169	18,533
Goodwill	62,491	13,529	76,020
Total assets	579,798	29,564	609,362

The following table set forth revenues by geographic area:

	For the years ended December 31,
	2013	2014	2015
	US$	US$	US$
Revenues:
PRC*	143,195	289,976	368,475
Overseas*	53,507	42,348	38,216

*	Revenue by region is based on whether the revenue is generated from the market.

The following table set forth long-lived assets by geographic area:

	As of December 31,
	2013	2014	2015
	US$	US$	US$
Long-lived assets
PRC	159,045	396,595	405,533
Overseas	33,025	16,928	10,309